Related parties (Details Narrative)	12 Months Ended
Dec. 31, 2021
Description of purchase	On June 30, 2021, the Company sold 240,072 Series G-1 preferred shares at a purchase price of US$39.988768 per share to the Company's Board Members, for a total amount of US$1,600.